Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Property Plant And Equipment [Text Block Abstract]
Schedule of plant and equipment
	Consolidated
	Leasehold Improvements A$	Fixtures and Equipment A$	Machinery A$	Total A$
As of December 31, 2020
Cost	-	710,621	7,224,551	7,935,172
Accumulated depreciation	-	(447,995)	(169,499)	(617,494)
Carrying amount as of December 31, 2020	-	262,626	7,055,052	7,317,678

Year ended December 31, 2021
Opening carrying amount	-	262,626	7,055,052	7,317,678
Additions	42,392	28,717	-	71,109
Disposals	-	(164,829)	-	(164,829)
Depreciation expenses	(18,978)	(118,143)	(1,049,125)	(1,186,246)
Exchange difference	(452)	14,341	390,133	404,022
Closing carrying amount as of December 31, 2021	22,962	22,712	6,396,060	6,441,734

As of December 31, 2021
Cost	42,392	199,798	7,655,465	7,897,655
Accumulated depreciation	(19,430)	(177,086)	(1,259,405)	(1,455,921)
Carrying amount as of December 31, 2021	22,962	22,712	6,396,060	6,441,734

Year ended December 31, 2022
Opening carrying amount	22,962	22,712	6,396,060	6,441,734
Additions	-	113,381	-	113,381
Disposals	-	(21,963)	(2,420,418)	(2,442,381)
Write-off	-	(93,183)	-	(93,183)
Depreciation expenses	(21,552)	(2,985)	(1,133,397)	(1,157,934)
Exchange difference	(1,410)	(530)	414,925	412,985
Closing carrying amount as of December 31, 2022	-	17,432	3,257,170	3,274,602

As of December 31, 2022
Cost	-	23,691	5,652,175	5,675,866
Accumulated depreciation	-	(6,259)	(2,395,005)	(2,401,264)
Carrying amount as of December 31, 2022	-	17,432	3,257,170	3,274,602